Long-term Debt and Credit Facilities - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Recognized Term loan discount			$ 2,847	$ 4,440
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Outstanding standby letter of credit			1,000	1,000
Deferred Financing Costs [Member]
Debt Instrument [Line Items]
Financing fees incurred on closing of credit facilities	$ 4,541	$ 4,541	4,541
Amortization of deferred financing fees			$ 884	1,023	$ 3,471
Term Loan [Member]
Debt Instrument [Line Items]
Loan period	4 years 6 months
Loan amount	$ 125,000	125,000
Loan maturity date	Jan. 31, 2018
Annual repayment rate			7.50%
Annual repayment period			2 years 6 months
Quarterly repayment rate			10.00%
Quarterly repayment period			Two years
Basis spread on borrowing			9.25%
LIBOR floor rate			1.25%
Reference rate			LIBOR
Recognized Term loan discount	$ 7,050	7,050
Discount amortization rate			12.40%
Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of excess annual cash flow sweep			0.00%
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of excess annual cash flow sweep			50.00%
Asset Based Loan [Member]
Debt Instrument [Line Items]
Loan period	4 years
Loan amount	$ 50,000	50,000
Withdrawal from asset based loan amount			$ 10,000	$ 0
Loan maturity date	Jul. 31, 2017
Asset based loan availability			$ 20,454
Basis spread on borrowing			2.50%
Reference rate			LIBOR
Previous First Lien Facility [Member] | Deferred Financing Costs [Member]
Debt Instrument [Line Items]
Amortization of deferred financing fees		$ 2,023